Income Taxes (Details 2) - ILS (₪) ₪ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	₪ 180,521	₪ 157,609
Timing differences - income and expenses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	821	1,429
Carry forward tax losses and deductions [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	₪ 179,700	₪ 156,180